Note 10 - Intangible Assets - Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning of the year		$ 537,022
End of the year		532,385	$ 537,022
Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		421,578
End of the year		421,578	421,578
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		34,243
End of the year		31,263	34,243
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		10,555
End of the year		8,897	10,555
Trademarks [member]
Statement Line Items [Line Items]
Beginning of the year		70,600
End of the year		70,600	70,600
Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		45
End of the year		47	45
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		553,602	549,443
Additions (1)	[1]	3,545	4,159
Disposals
Exchange differences
End of the year		557,147	553,602
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year		421,578	421,578
Additions (1)	[1]
Disposals
Exchange differences
End of the year		421,578	421,578
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		40,700	40,700
Additions (1)	[1]
Disposals
Exchange differences
End of the year		40,700	40,700
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		18,677	14,545
Additions (1)	[1]	3,545	4,132
Disposals
Exchange differences
End of the year		22,222	18,677
Gross carrying amount [member] | Trademarks [member]
Statement Line Items [Line Items]
Beginning of the year		70,600	70,600
Additions (1)	[1]
Disposals
Exchange differences
End of the year		70,600	70,600
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		2,047	2,020
Additions (1)	[1]		27
Disposals
Exchange differences
End of the year		2,047	2,047
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		16,581	9,246
Disposals
Exchange differences		(4)
Amortization for the year		8,185	7,335
End of the year		24,762	16,581
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Beginning of the year
Disposals
Exchange differences
Amortization for the year
End of the year
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		6,457	3,477
Disposals
Exchange differences
Amortization for the year		2,980	2,980
End of the year		9,437	6,457
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		8,122	4,028
Disposals
Exchange differences
Amortization for the year		5,203	4,094
End of the year		13,325	8,122
Accumulated depreciation, amortisation and impairment [member] | Trademarks [member]
Statement Line Items [Line Items]
Beginning of the year
Disposals
Exchange differences
Amortization for the year
End of the year
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Beginning of the year		2,002	1,741
Disposals
Exchange differences		(4)
Amortization for the year		2	261
End of the year		$ 2,000	$ 2,002

[1]	Represents capitalized development expenditure net of grants received from the Norwegian government.